Non-current financial assets	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Non-current financial assets
Note 7. Non-current financial assets

Accounting policies for non current financial assets are described in Note 15 Financial instruments included in the statement of financial position and impact on income.
Detail of non-current financial assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Rights Placed in Trust	Security deposits paid	Total
Net book value as of December 31, 2023	—	299	299
Additions	—	109	109
Decreases	—	(2)	(2)
Reclassification	—	—	—
Currency translation adjustments	—	1	1
Net book value as of December 31, 2024	—	406	406
Additions	24	6	31
Decreases	—	(2)	(2)
Reclassification	—	—	—
Currency translation adjustments	—	(1)	(1)
Net book value as of December 31, 2025	24	409	434